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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA         2/14/2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 36
                                        --------------------

Form 13F Information Table Value Total: $1,035,829
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

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                           FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------
                                                        VALUE   SH/PRN          PUT/ INVSTMT   OTHER   VOTING AUTHORITY
            ISSUER            TITLE OF CLASS CUSIP     (x1000)  AMOUNT  SH/ PRN CALL DISCRTN   MGRS    SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COMMON         037833100    58841  182419    SH        OTHER       01     0    182419  0
ARMSTRONG WORLD IND           COMMON         04247X102    21236  493852    SH        OTHER       01     0    493852  0
AMERISTAR CASINOS INC         COMMON         03070Q101    30034 1921585    SH        OTHER       01     0   1921585  0
BANK OF AMERICA CORP          COMMON         060505104    50229 3765306    SH        OTHER       01     0   3765306  0
CUMMINS INC                   COMMON         231021106    30889  280780    SH        OTHER       01     0    280780  0
FIFTH THIRD BANCORP           COMMON         316773100    17589 1198166    SH        OTHER       01     0   1198166  0
FORD MOTOR CO                 COM PAR $0.01  345370860    84314 5021660    SH        OTHER       01     0   5021660  0
FREEPORT MCMORAN CPR & GLD    COMMON         35671D857    11204   93300    SH        OTHER       01     0     93300  0
GENERAL DYNAMICS CORP         COMMON         369550108    10700  150793    SH        OTHER       01     0    150793  0
GENERAL MOTORS                COMMON         37045V100    23955  649900    SH        OTHER       01     0    649900  0
GOODRICH CORP COM STK         COMMON         382388106    24345  276430    SH        OTHER       01     0    276430  0
HASBRO INC                    COMMON         418056107    47543 1007702    SH        OTHER       01     0   1007702  0
HOLOGIC INC COM STK           COMMON         436440101    15531  825240    SH        OTHER       01     0    825240  0
HUNTINGTON BANCSHARES INC     COMMON         446150104     7909 1151304    SH        OTHER       01     0   1151304  0
INVESTORS BANCRP              COMMON         46146P102     5361  408614    SH        OTHER       01     0    408614  0
JACOBS ENGR GROUP INC         COMMON         469814107     3439   74998    SH        OTHER       01     0     74998  0
JPMORGAN CHASE & CO COM       COMMON         46625H100    72954 1719805    SH        OTHER       01     0   1719805  0
KEYCORP NY                    COMMON         493267108    47488 5365820    SH        OTHER       01     0   5365820  0
LAMAR ADVERTISING CO          CL A           512815101     5576  139955    SH        OTHER       01     0    139955  0
LEAR CORP                     COMMON         521865204    67516  683980    SH        OTHER       01     0    683980  0
NII HLDGS INC COM STK         CL B NEW       62913F201    14229  318610    SH        OTHER       01     0    318610  0
PRECISION CASTPARTS CORP      COMMON         740189105    33229  238700    SH        OTHER       01     0    238700  0
ROYAL CARIBBEAN CRUISES LTD   COMMON         V7780T103     6639  141246    SH        OTHER       01     0    141246  0
SBA COMMUNICATIONS CORP       CL A           78388J106    16671  407212    SH        OTHER       01     0    407212  0
SCRIPPS NETWORKS INTERACTIVE  CL A           811065101    42353  818410    SH        OTHER       01     0    818410  0
SUNTRUST BKS INC              COMMON         867914103    47124 1596890    SH        OTHER       01     0   1596890  0
SVB FINANCIAL GROUP COM STK   COMMON         78486Q101    10865  204800    SH        OTHER       01     0    204800  0
TEMPUR-PEDIC INTL             COMMON         88023U101    21810  544441    SH        OTHER       01     0    544441  0
TEREX CORP NEW                COMMON         880779103     4285  138047    SH        OTHER       01     0    138047  0
TFS FINANCIAL GROUP           COMMON         87240R107     3030  335900    SH        OTHER       01     0    335900  0
TIMKEN CO                     COMMON         887389104     2952   61850    SH        OTHER       01     0     61850  0
TJX COS INC                   COMMON         872540109    34975  787911    SH        OTHER       01     0    787911  0
UNITED RENTALS INC COM STK    COMMON         911363109     2343  102970    SH        OTHER       01     0    102970  0
UNIVERSAL HEALTH SERVICES INC CL B           913903100   128552 2960666    SH        OTHER       01     0   2960666  0
WILLIAMS-SONOMA INC COM STK   COMMON         969904101    24663  691030    SH        OTHER       01     0    691030  0
XL GROUP PLC                  SHS            G98290102     5456  250030    SH        OTHER       01     0    250030  0